Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
Dec. 31, 2022
Consensus Upside scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Upside scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	4.40%
Consensus Upside scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.50%
House price growth	4.20%
Inflation rate	0.70%
Consensus Upside scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	3.60%
Consensus Upside scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.10%
House price growth	3.60%
Inflation rate	1.60%
Consensus Upside scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Upside scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	9.00%
Consensus Upside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.00%
House price growth	1.40%
Inflation rate	(0.10%)
Consensus Upside scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Upside scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	10.30%
Consensus Upside scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.70%
House price growth	6.90%
Inflation rate	0.80%
Consensus Upside scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	4.30%
Consensus Upside scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.20%
House price growth	4.90%
Inflation rate	1.00%
Consensus Upside scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	3.10%
Consensus Upside scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.50%
House price growth	3.70%
Inflation rate	0.80%
Consensus Upside scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	7.80%
Consensus Upside scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	2.20%
House price growth	9.50%
Inflation rate	1.50%
Consensus Upside scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Consensus Upside scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	4.70%
Consensus Upside scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	3.10%
House price growth	10.30%
Inflation rate	3.20%
Consensus Downside scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Consensus Downside scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Consensus Downside scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.50%)
Consensus Downside scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.80%
House price growth	(10.10%)
Consensus Downside scenario ECL | – UK | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	10.80%
Consensus Downside scenario ECL | – UK | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(0.40%)
Consensus Downside scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.70%)
Consensus Downside scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.90%
House price growth	(7.80%)
Consensus Downside scenario ECL | – US | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	6.20%
Consensus Downside scenario ECL | – US | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.60%
Consensus Downside scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(2.20%)
Consensus Downside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.20%
House price growth	(14.90%)
Consensus Downside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	3.70%
Consensus Downside scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.30%
Consensus Downside scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(1.20%)
Consensus Downside scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.90%
House price growth	(1.90%)
Consensus Downside scenario ECL | Mainland China | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	4.00%
Consensus Downside scenario ECL | Mainland China | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.70%
Consensus Downside scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Consensus Downside scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.90%)
Consensus Downside scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	7.60%
House price growth	(23.80%)
Consensus Downside scenario ECL | Canada | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	6.00%
Consensus Downside scenario ECL | Canada | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.40%
Consensus Downside scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Consensus Downside scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(1.40%)
Consensus Downside scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	8.80%
House price growth	(0.60%)
Consensus Downside scenario ECL | – France | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	7.20%
Consensus Downside scenario ECL | – France | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.30%
Consensus Downside scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	1.00%
Consensus Downside scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.10%
House price growth	(3.00%)
Consensus Downside scenario ECL | UAE | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	4.50%
Consensus Downside scenario ECL | UAE | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	1.80%
Consensus Downside scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Consensus Downside scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(2.70%)
Consensus Downside scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.40%
House price growth	2.20%
Consensus Downside scenario ECL | Mexico | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	7.90%
Consensus Downside scenario ECL | Mexico | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	2.20%
Downside 2 scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario ECL | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.90%)
Downside 2 scenario ECL | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	8.70%
House price growth	(22.90%)
Downside 2 scenario ECL | – UK | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	13.50%
Downside 2 scenario ECL | – UK | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(2.30%)
Downside 2 scenario ECL | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(5.00%)
Downside 2 scenario ECL | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	9.50%
House price growth	(21.50%)
Downside 2 scenario ECL | – US | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	6.30%
Downside 2 scenario ECL | – US | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.30%
Downside 2 scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(9.20%)
Downside 2 scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.80%
House price growth	(18.20%)
Downside 2 scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	4.30%
Downside 2 scenario ECL | – Hong Kong | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	0.60%
Downside 2 scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.90%)
Downside 2 scenario ECL | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	6.80%
House price growth	(18.50%)
Downside 2 scenario ECL | Mainland China | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	4.60%
Downside 2 scenario ECL | Mainland China | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	1.00%
Downside 2 scenario ECL | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario ECL | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(5.90%)
Downside 2 scenario ECL | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	11.60%
House price growth	(36.30%)
Downside 2 scenario ECL | Canada | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	6.50%
Downside 2 scenario ECL | Canada | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	1.10%
Downside 2 scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside 2 scenario ECL | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(6.80%)
Downside 2 scenario ECL | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	10.30%
House price growth	(6.40%)
Downside 2 scenario ECL | – France | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	10.40%
Downside 2 scenario ECL | – France | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	(2.50%)
Downside 2 scenario ECL | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(3.70%)
Downside 2 scenario ECL | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	4.60%
House price growth	(3.60%)
Downside 2 scenario ECL | UAE | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	4.80%
Downside 2 scenario ECL | UAE | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	1.70%
Downside 2 scenario ECL | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Downside 2 scenario ECL | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate	(7.40%)
Downside 2 scenario ECL | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate	5.60%
House price growth	0.90%
Downside 2 scenario ECL | Mexico | Due over 1 year but not more than 2 years | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	7.90%
Downside 2 scenario ECL | Mexico | Due over 1 year but not more than 2 years | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate	2.00%